UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

DECEMBER 31, 2016

(UNAUDITED)

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Per the fee table in the November 1, 2016 Prospectus, the Fund’s total annual operating expense ratio was 1.54%, 2.29%, and 1.29% for Investor Class, Class C, and Institutional Class Shares, respectively.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
9.14%
Technology
16.45%
Basic Materials
1.49%
Communication Services
1.70%
Consumer Cyclical
7.16%
Consumer Defensive
6.41%
Energy
2.59%
Exchange Traded Funds
18.14%
Financial Services
9.42%
Healthcare
20.78%
Industrials
6.72%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

Per the fee table in the November 1, 2016 Prospectus the Fund’s total annual operating expenses ratio was 4.93%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2016 Prospectus was 2.80%.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 35.53%

Electronic Computers - 5.38%
6,209	Apple, Inc.	$ 719,126
28,656	Teradata Corp. *	778,583
		1,497,709
Finance Services - 2.57%
19,001	Blackhawk Network Holdings, Inc. Class A *	715,863

Fire, Marine & Casualty Insurance - 10.91%
12,149	Berkshire Hathaway, Inc. Class B *	1,980,044
46,402	Greenlight Capital Reinsurance, Ltd. Class A *	1,057,966
		3,038,010
Gold and Silver Ores - 5.27%
40,338	Barrick Gold Corp.	644,601
60,519	Goldcorp, Inc.	823,058
		1,467,659
Patent Owners & Lessors - 5.33%
110,775	Liberty Tax, Inc.	1,484,385

Retail-Apparel & Accessory Stores - 2.79%
42,996	Francesca's Holding Corp. *	775,218

Retail-Food Stores - 1.40%
16,372	Vitamin Shoppe, Inc. *	388,835

Services-Miscellaneous Business - 1.88%
222,142	Performant Financial Corp. *	522,034

TOTAL FOR COMMON STOCKS (Cost $8,378,142) - 35.53%		9,889,713

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 32.29%

U.S. Treasury Note Bonds - 32.29%
3,000,000	U.S. Treasury Bill 0.00%, 01/05/2017	2,999,940
3,000,000	U.S. Treasury Bill 0.00%, 03/30/2017	2,996,424
3,000,000	U.S. Treasury Bill 0.00%, 05/25/2017	2,992,812
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,991,354) - 32.29%		8,989,176

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

PUT OPTIONS - 0.04% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Japan 10 Year Future Option
3,000,000	January 2017 Put @ $145.00	$ 0

	Japanese Yen Spot
20,000	March 2017 Put @ $82.00	12,000

	Total (Premiums Paid $5,233) - 0.04%	12,000

Shares		Value

MONEY MARKET FUND - 32.23%
8,973,759	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.34% **	8,973,759
TOTAL FOR MONEY MARKET FUND (Cost $8,973,759) - 32.23%		8,973,759

TOTAL INVESTMENTS (Cost $26,348,488) - 100.09% ***		27,864,648

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09)%		(25,067)

NET ASSETS - 100.00%		$ 27,839,581

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

*** Tax cost (refer to Note 10)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 69.66%

Agricultural Chemicals - 1.51%
2,400	Potash Corp. of Saskatchewan, Inc.	$ 43,416

Aircraft - 1.63%
300	Boeing Co.	46,704

Air Transportation, Scheduled - 4.29%
2,500	Delta Airlines, Inc.	122,975

Biological Products - 12.57%
1,000	Amgen, Inc.	146,210
300	Biogen, Inc. *	85,074
1,800	Gilead Sciences, Inc.	128,898
		360,182
Computer Communications Equipment - 2.11%
2,000	Cisco Systems, Inc.	60,440

Electronic Computers - 0.81%
200	Apple, Inc.	23,164

Finance Services - 0.37%
2,000	Lendingclub Corp. *	10,500

Laboratory Analytical Instruments - 1.79%
400	Illumina, Inc. *	51,216

Life Insurance - 2.82%
1,500	Metlife, Inc.	80,835

National Commercial Bank - 3.20%
200	Bank of America Corp.	4,420
500	JP Morgan Chase & Co.	43,145
800	Wells Fargo & Co.	44,088
		91,653
Patent Owners & Lessors - 0.38%
1,000	RPX Corp. *	10,800

Pharmaceutical Preparations - 5.10%
2,500	Bristol-Myers Squibb Co.	146,100

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Petroleum Refining - 2.51%
2,200	Suncor Energy, Inc.	$ 71,918

Retail-Catalog & Mail-Order Houses - 2.62%
100	Amazon.com, Inc. *	74,987

Retail-Grocery Stores - 6.23%
3,800	Kroger, Inc.	131,138
2,500	Sprouts Farmers Market, Inc. *	47,300
		178,438
Savings Institution, Federally - 1.30%
1,300	BOFI Holding, Inc. *	37,115

Security Brokers, Dealers & Flotation Companies - 1.67%
200	Goldman Sachs Group, Inc.	47,890

Semiconductors & Related Devices - 4.21%
5,000	Advanced Micro Devices, Inc. *	56,700
600	Nvidia Corp.	64,044
		120,744
Services-Business Services, NEC - 3.07%
1,000	Alibaba Group Holding Ltd. (China) *	87,810

Services-Computer Intergrated Systems Design - 1.62%
1,200	Yahoo!, Inc. *	46,404

Services-Computer Programming, Data Processing, Etc. - 2.69%
100	Alphabet, Inc. Class C *	77,182

Services-Miscellaneous Amusement Parks - 1.09%
300	The Walt Disney Co.	31,266

Services-Prepackaged Software - 4.34%
2,000	Microsoft Corp.	124,280

Services-Video Tape Rental - 1.73%
400	Netflix, Inc. *	49,520

TOTAL FOR COMMON STOCKS (Cost $1,922,126) - 69.66%		1,995,539

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 17.86%
2,000	iPATH S&P 500 VIX Short-Term Futures ETN *	$ 51,020
1,200	SPDR Dow Jones Industrial Average ETF Trust	237,012
1,000	SPDR S&P 500 ETF Trust	223,530
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $519,412) - 17.86%		511,562

PUT OPTIONS - 4.77% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Advanced Micro Devices, Inc.
1,000	January 13, 2017 Put @ $11.50	640

	Advanced Micro Devices, Inc.
5,000	April 21, 2017 Put @ $11.00	7,750

	Alibaba Group Holding Ltd. (China)
1,000	February 17, 2017 Put @ $95.00	8,750

	Allergan PLC
800	February 17, 2017 Put @ $190.00	2,720

	Amazon.com, Inc.
100	January 20, 2017 Put @ $580.00	20

	Amgen, Inc.
800	January 19, 2018 Put @ $145.00	12,600

	Bank of America Corp.
3,500	January 19, 2018 Put @ $13.00	1,015

	Biogen, Inc.
200	January 20, 2017 Put @ $260.00	600

	Biogen, Inc.
100	January 20, 2017 Put @ $270.00	540

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	BOFI Holding, Inc.
1,000	January 20, 2017 Put @ $20.00	$ 50

	Bristol-Myers Squibb Co.
2,400	January 19, 2018 Put @ $60.00	18,360

	Cisco Systems, Inc.
1,000	January 19, 2018 Put @ $30.00	3,130

	Deere & Co.
200	January 20, 2017 Put @ $65.00	0

	Deere & Co.
800	January 20, 2017 Put @ $75.00	8

	Deere & Co.
800	January 19, 2018 Put @ $85.00	3,400

	Delta Air Lines, Inc.
2,300	January 19, 2018 Put @ $43.00	9,545

	General Electric Co.
500	January 20, 2017 Put @ $27.00	10

	Gilead Sciences, Inc.
1,800	May 19, 2017 Put @ $72.50	10,170

	Illumina, Inc.
300	January 20, 2017 Put @ $130.00	2,163

	iPath S&P 500 VIX ST Futures ETN
2,000	March 17, 2017 Put @ $24.00	4,760

	JPMorgan Chase & Co.
200	January 20, 2017 Put @ $55.00	0

	MetLife, Inc.
1,000	January 19, 2018 Put @ $42.50	2,410

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Microsoft Corp.
2,000	March 17, 2017 Put @ $62.50	$ 5,600

	Netflix, Inc.
500	January 20, 2017 Put @ $90.00	90

	Nvidia Corp.
300	January 6, 2017 Put @ $110.00	1,530

	Nvidia Corp.
600	March 17, 2017 Put @ $110.00	7,710

	Potash Corp. of Saskatchewan, Inc.
800	January 20, 2017 Put @ $15.00	40

	SPDR Dow Jones Industrial Average ETF
1,000	March 17, 2017 Put @ $199.00	5,790

	SPDR S&P 500 ETF
1,000	March, 2017 Put @ $223.00	5,570

	Sprouts Farmers Market, Inc.
1,500	January 20, 2017 Put @ $20.00	1,830

	Suncor Energy, Inc.
1,800	January 19, 2018 Put @ $27.00	3,330

	The Boeing Co.
300	January 19, 2018 Put @ $130.00	2,205

	The Goldman Sachs Group, Inc.
200	January 19, 2018 Put @ $160.00	1,000

	The Kroger Co.
3,400	January 19, 2018 Put @ $30.00	6,290

	The Walt Disney Co.
1,200	January 19, 2018 Put @ $92.50	5,520

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Wells Fargo & Co.
600	January 19, 2018 Put @ $45.00	$ 1,506

	Yahoo!, Inc.
1,200	January 20, 2017 Put @ $28.00	-

	Total (Premiums Paid $214,534) - 4.77%	136,652

MONEY MARKET FUND - 9.28%
265,955	Fidelity Government Fund Class-I 0.39% **	265,955
TOTAL FOR MONEY MARKET FUND - (Cost $265,955) 9.28%		265,955

TOTAL INVESTMENTS (Cost $2,922,027) - 101.57% ***		2,909,708

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.57)%		(44,887)

NET ASSETS - 100.00%		$ 2,864,821

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

*** Tax cost (refer to Note 10)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

DECEMBER 31, 2016 (UNAUDITED)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Advanced Micro Devices, Inc.
2,000	January 6, 2017 Call @ $11.50	$ 580

	Alphabet, Inc.
100	January 20, 2017 Call @ $690.00	8,500

	Amazon.com, Inc.
100	January 20, 2017 Call @ $610.00	14,295

	Amgen, Inc.
200	February 17, 2017 Call @ $145.00	1,190

	Amgen, Inc.
200	January 20, 2017 Call @ $135.00	2,490

	Amgen, Inc.
200	January 20, 2017 Call @ $145.00	760

	Amgen, Inc.
400	January 20, 2017 Call @ $150.00	556

	Apple, Inc.
200	January 20, 2017 Call @ $110.00	1,260

	Bank of America Corp.
200	January 20, 2017 Call @ $12.00	2,060

	Biogen, Inc.
300	January 20, 2017 Call @ $270.00	5,730

	BOFI Holding, Inc.
1,300	January 20, 2017 Call @ $20.00	11,180

	Bristol-Myers Squibb Co.
800	January 20, 2017 Call @ $57.50	1,304

	Bristol-Myers Squibb Co.
1,000	January 20, 2017 Call @ $60.00	590

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Bristol-Myers Squibb Co.
600	February 17, 2017 Call @ $62.50	$ 438

	Cisco Systems, Inc.
1,000	January 6, 2017 Call @ $30.50	50

	Cisco Systems, Inc.
1,000	January 20, 2017 Call @ $30.00	440

	Delta Air Lines, Inc.
300	January 12, 2017 Call @ $40.00	2,700

	Delta Air Lines, Inc.
100	January 20, 2017 Call @ $38.00	1,114

	Delta Air Lines, Inc.
1,500	January 20, 2017 Call @ $43.00	9,825

	Delta Air Lines, Inc.
600	January 20, 2017 Call @ $46.00	2,268

	Gilead Sciences, Inc.
900	January 20, 2017 Call @ $70.00	2,412

	Gilead Sciences, Inc.
900	January 20, 2017 Call @ $75.00	603

	Illumina, Inc.
400	January 20, 2017 Call @ $130.00	2,208

	iPath S&P 500 VIX ST Futures ETN
1,000	January 6, 2017 Call @ $26.00	530

	JPMorgan Chase & Co.
500	January 20, 2017 Call @ $50.00	17,980

	LendingClub Corp.
1,000	January 20, 2017 Call @ $5.00	400

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Metlife, Inc.
1,500	January 20, 2017 Call @ $42.50	$ 16,950

	Netflix, Inc.
400	January 20, 2017 Call @ $85.71	15,340

	Nvidia Corp.
300	January 6, 2017 Call @ $110.00	567

	Potash Corp. of Saskatchewan, Inc.
2,400	January 20, 2017 Call @ $13.00	12,840

	SPDR Dow Jones Industrial Average ETF
100	January 20, 2017 Call @ $178.00	1,990

	SPDR S&P 500 ETF
500	February 17, 2017 Call @ $213.00	6,045

	Sprouts Farmers Market, Inc.
500	January 20, 2017 Call @ $20.00	85

	Sprouts Farmers Market, Inc.
500	January 20, 2017 Call @ $22.50	20

	Suncor Energy, Inc.
2,200	January 20, 2017 Call @ $27.00	13,200

	The Boeing Co.
300	January 20, 2017 Call @ $130.00	7,815

	The Goldman Sachs Group, Inc.
200	January 20, 2017 Call @ $160.00	15,878

	The Kroger Co.
1,500	January 20, 2017 Call @ $30.00	7,200

	The Kroger Co.
800	January 20, 2017 Call @ $31.25	2,640

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	The Kroger Co.
1,500	January 20, 2017 Call @ $32.50	$ 3,285

	The Walt Disney Co.
300	January 13, 2017 Call @ $104.00	393

	Wells Fargo & Co.
500	January 20, 2017 Call @ $45.00	5,160

	Wells Fargo & Co.
300	January 20, 2017 Call @ $48.00	2,145

	Yahoo!, Inc.
1,200	January 20, 2017 Call @ $25.00	16,620

	Total (Premiums Received $136,676)	$ 219,636

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (UNAUDITED)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $26,348,488 and $2,922,027, respectively)	$ 27,864,648	$ 2,909,708
Cash Denominated in Foreign Currencies (Cost $394 and $0, respectively)	352	-
Cash	48,566	-
Receivables:
Dividends and Interest	1,985	1,500
Due from Adviser	-	14,547
Shareholder Subscriptions	9,273	-
Portfolio Securities Sold	-	360,988
Prepaid Expenses	-	7,531
Total Assets	27,924,824	3,294,274
Liabilities:
Covered Call Options Written at Value (premiums received $0 and $136,676)	-	219,636
Payables:
Advisory Fees	23,651	-
Administrative Fees	5,972	-
Shareholder Redemptions	32,378	4,000
Portfolio Securities Purchased	-	191,814
Distribution Fees	23,242	2,233
Accrued Expenses	-	11,907
Total Liabilities	85,243	429,590

Net Assets	$ 27,839,581	$ 2,864,684

Net Assets Consist of:
Paid In Capital	$ 26,642,891	$ 3,747,163
Undistributed Net Investment Loss	(277,305)	(2,764)
Accumulated Realized Loss on Investments	(42,123)	(784,436)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	1,516,118	(95,279)
Net Assets, for 2,186,148 and 407,202 Shares Outstanding, respectively	$ 27,839,581	$ 2,864,684

Net Asset Value Per Share		$ 7.04
Redemption Price Per Share ($7.04 x 0.98) *		$ 6.90

Investor Class:

Net Assets	$ 17,778,540
Shares outstanding (unlimited number of shares authorized with no par value)	1,390,009
Net Asset Value	$ 12.79
Redemption Price Per Share ($12.79 x 0.98) *	$ 12.53

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (UNAUDITED)

Value Fund
Class C:

Net Assets	$ 3,317,574
Shares outstanding (unlimited number of shares authorized with no par value)	273,881
Net Asset Value	$ 12.11
Redemption Price Per Share ($12.11 x 0.98) *	$ 11.87

Institutional Class:

Net Assets	$ 6,743,467
Shares outstanding (unlimited number of shares authorized with no par value)	522,258
Net Asset Value	$ 12.91
Redemption Price Per Share ($12.91 x 0.98) *	$ 12.65

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 54,755	$ 23,986
Interest	31,365	225
Total Investment Income	86,120	24,211

Expenses:
Advisory Fees	145,013	6,673
Administration Fees	36,619	18,148
Transfer Agent Fees	-	6,034
Audit Fees	-	5,595
Distribution Fees	41,704	14,831
Legal Fees	-	795
Custody Fees	-	7,801
Printing and Mailing Expense	-	276
Miscellaneous Fees	-	37
Registration Fees	-	1,261
Total Expenses	223,336	61,451
Fees Waived and Reimbursed by the Adviser	-	(35,498)
Net Expenses	223,336	25,953

Net Investment Loss	(137,216)	(1,742)

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments and Foreign Currency Transactions	1,141,022	80,373
Realized Loss on Options	(203)	(119,201)
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	1,140,819	(38,828)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(896,962)	147,427
Options	6,767	(95,287)
Change in Unrealized Appreciation (Depreciation) on Investments, Options and Foreign Currency Transactions	(890,195)	52,140

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions	250,624	13,312

Net Increase in Net Assets Resulting from Operations	$ 113,408	$ 11,570

(a) net of foreign withholding taxes of $672 and $464 respectively.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2016	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (137,216)	$ (312,588)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	1,140,819	600,895
Unrealized Depreciation on Investments, Options, and Foreign Currency Transactions	(890,195)	(460,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	113,408	(172,515)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(815,809)	(2,147,208)
Total Distributions Paid to Shareholders	(815,809)	(2,147,208)

Capital Share Transactions	(1,664,995)	(28,721)

Total Decrease in Net Assets	(2,367,396)	(2,348,444)

Net Assets:
Beginning of Period	30,206,977	32,555,421

End of Period (Including Undistributed Net Investment Loss of ($277,305) and ($140,089), respectively)	$27,839,581	$30,206,977

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2016	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (1,742)	$ 8,081
Net Realized Loss on Investments and Options	(38,828)	(89,097)
Unrealized Appreciation (Depreciation) on Investments and Options	52,140	(35,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,570	(116,567)

Distributions to Shareholders:
Net Investment Income	-	(23,466)
Realized Gains	-	-
Return of Capital	-	(6,233)
Total Distributions Paid to Shareholders	-	(29,699)

Capital Share Transactions	(176,635)	(255,700)

Total Decrease in Net Assets	(165,065)	(401,966)

Net Assets:
Beginning of Period	3,029,749	3,431,715

End of Period (Including Undistributed Net Investment Loss of ($2,764) and $(1,022), respectively)	$ 2,864,684	$ 3,029,749

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2016	Years Ended

		6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 13.12	$ 14.17	$ 14.76	$ 13.38	$ 11.71	$ 11.59

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.13)	(0.14)	(0.08)	0.02	0.00(a)
Net Gain on Securities (Realized and Unrealized)	0.11	0.05	0.15	2.42	2.59	0.23
Total from Investment Operations	0.05	(0.08)	0.01	2.34	2.61	0.23

Distributions:
Net Investment Income	-	-	-	-	(0.01)	-
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)	(0.11)

Redemption Fees ***	-	-	-(a)	-(a)	-	-

Net Asset Value, at End of Period	$ 12.79	$ 13.12	$ 14.17	$ 14.76	$ 13.38	$ 11.71

Total Return **	(1.64)% (c)	(0.39)%	(0.06)%	17.60%	24.00%	2.10%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,779	$19,038	$19,957	$24,572	$12,010	$ 8,703
Ratio of Expenses to Average Net Assets	1.49% (b)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.90)% (b)	(1.00)%	(0.95)%	(0.54)%	0.17%	(0.02)%
Portfolio Turnover	15.05% (c)	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2016

		Years Ended
		6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 12.49	$ 13.64	$ 14.33	$ 13.11	$ 11.57	$ 11.52

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.10)	(0.23)	(0.24)	(0.18)	(0.07)	(0.09)
Net Gain on Securities (Realized and Unrealized)	0.10	0.05	0.15	2.36	2.54	0.24
Total from Investment Operations	-	(0.18)	(0.09)	2.18	2.47	0.15

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.11	$ 12.49	$ 13.64	$ 14.33	$ 13.11	$ 11.57

Total Return **	0.02% (b)	(1.16)%	(0.78)%	16.69%	23.06%	1.50%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,318	$ 3,718	$ 3,728	$ 3,281	$ 1,458	$ 1,908
Ratio of Expenses to Average Net Assets	2.24% (a)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(1.65)% (a)	(1.75)%	(1.71)%	(1.30)%	(0.62)%	(0.77)%
Portfolio Turnover	15.05% (b)	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2016

		Years Ended
		6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 13.23	$ 14.24	$ 14.79	$ 13.38	$ 11.70	$ 11.58

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.04)	(0.10)	(0.10)	(0.05)	0.05	0.03
Net Gain on Securities (Realized and Unrealized)	0.10	0.06	0.15	2.42	2.60	0.22
Total from Investment Operations	0.06	(0.04)	0.05	2.37	2.65	0.25

Distributions:
Net Investment Income	-	-	-	-	(0.03)	(0.02)
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)	(0.11)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.97)	(0.13)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.91	$ 13.23	$ 14.24	$ 14.79	$ 13.38	$ 11.70

Total Return **	0.48% (b)	(0.09)%	0.21%	17.83%	24.40%	2.28%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,743	$ 7,451	$ 8,870	$23,630	$ 4,893	$ 2,132
Ratio of Expenses to Average Net Assets	1.24% (a)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.65)% (a)	(0.75)%	(0.69)%	(0.31)%	0.42%	0.22%
Portfolio Turnover	15.05% (b)	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2016

		Years Ended
		6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 7.01	$ 7.33	$ 7.64	$ 7.44	$ 7.78	$ 8.48

Income From Investment Operations:
Net Investment Income *	0.00	0.02	0.16	0.14	0.13	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03	(0.28)	(0.31)	0.19	(0.37)	(0.57)
Total from Investment Operations	0.03	(0.26)	(0.15)	0.33	(0.24)	(0.51)

Distributions:
Net Investment Income	-	(0.05)	(0.16)	(0.13)	(0.10)	(0.09)
Realized Gains	-	-	-	-	-	(0.10)
Return of Capital	-	(0.01)	-	-	-	-
Total from Distributions	-	(0.06)	(0.16)	(0.13)	(0.10)	(0.19)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 7.04	$ 7.01	$ 7.33	$ 7.64	$ 7.44	$ 7.78

Total Return **	0.43% (b)	(3.49)%	(1.95)%	4.51%	(3.07)%	(6.08)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,865	$ 3,030	$ 3,432	$ 3,495	$ 3,535	$ 3,807
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.14% (a)	4.88%	4.62%	4.17%	4.27%	4.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.51)% (a)	(2.88)%	(0.72)%	(0.62)%	(0.85)%	(1.76)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75% (a)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0.12)% (a)	0.25%	2.14%	1.80%	1.67%	0.72%
Portfolio Turnover	124.17% (b)	478.51%	660.84%	650.16%	463.44%	684.25%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund. The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds during the six months ended December 31, 2016.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2013-2016, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end for the Value Fund and net investment income, if any, quarterly for the Baldwin Fund.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Certificates of Deposit - Certificates of deposit are valued at their cash liquidation value and are categorized as Level 2.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2016:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 9,889,713	$ -	$ -	$ 9,889,713
U.S. Government Agencies & Obligations	-	8,989,176	-	8,989,176
Put Options	12,000			12,000
Short-Term Investments	8,973,759	-	-	8,973,759
Total	$18,875,472	$8,989,176	$ -	$27,864,648

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 1,995,539	$ -	$ -	$ 1,995,539
Exchange Traded Funds	511,562	-	-	511,562
Put Options	136,652	-	-	136,652

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Short-Term Investments	265,955	-	-	265,955
Total	$ 2,909,708	$ -	$ -	$ 2,909,708
Baldwin Fund	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Call Options	$ 219,636	$ -	$ -	$ 219,636
Total	$ 219,636	$ -	$ -	$ 219,636

*Industry classifications for these categories are detailed on the Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended December 31, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2016, Frank Capital earned management fees of $145,013 from the Value Fund.  As of December 31, 2016, the Value Fund owed Frank Capital $23,651 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2016, the Value Fund accrued $36,619 in administrative fees.  At December 31, 2016, the Value Fund owed $5,972 in administrative fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the six months ended December 31, 2016, LBC’s fee of $6,673 was accrued by the Baldwin Fund for advisory fees.

LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2023, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.75% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $6,673 of advisory fees and reimbursed the Baldwin Fund $35,498 for expenses during the six months ended December 31, 2016. As of December 31, 2016, the LBC owed the Baldwin Fund $14,547 in reimbursement fees. At June 30, 2016, the amounts subject to future recoupment total $285,952 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2014	June 30, 2017	$ 84,975
June 30, 2015	June 30, 2018	$ 99,544
June 30, 2016	June 30, 2019	$ 101,433

During the six months ended December 31, 2016, the Fund paid $16,283 in brokerage commissions to LBC in its role as a registered broker dealer.

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the six months ended December 31, 2016, the Investor Class accrued $23,260 in distribution fees and Class C accrued $18,444 in distribution fees. At December 31, 2016, the Value Fund owed $23,242 in distribution fees.

The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  For the six months ended December 31, 2016, the Baldwin Fund

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

accrued $14,831 in 12b-1 fees. At December 31, 2016, the Baldwin Fund owed $2,233 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2016, LBC was paid $16,283 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2016, were $18,184.  LBC acts as the distributor of the Baldwin Fund.  At December 31, 2016, the Fund owed LBC $1,852.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2016, was $26,642,891 and $3,747,163 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2016 through December 31, 2016		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	242,932	$ 3,209,041	549,738	$ 7,418,361
Shares reinvested	33,831	433,374	92,409	1,184,673
Redemption Fees	-	-	-	-
Shares redeemed	(337,601)	(4,457,846)	(599,208)	(8,001,577)
Net Increase (Decrease)	(60,838)	$ (815,431)	42,939	$ 601,457

Value Fund – Class C	July 1, 2016 through December 31, 2016		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	12,644	$ 159,927	76,206	$ 964,933
Shares reinvested	7,905	95,889	18,835	230,728
Shares redeemed	(44,233)	(554,601)	(70,769)	(880,897)
Net Increase (Decrease)	(23,684)	$ (298,785)	24,272	$ 314,764

Value Fund – Institutional Class	July 1, 2016 through December 31, 2016		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	58,661	$ 782,185	330,128	$ 4,549,901

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares reinvested	14,632	189,191	35,761	461,323
Shares redeemed	(114,415)	(1,522,155)	(425,296)	(5,956,166)
Net Increase (Decrease)	(41,122)	$ (550,779)	(59,407)	$ (944,942)

Baldwin Fund	July 1, 2016 through December 31, 2016		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	938	$ 6,600	10,141	$ 72,800
Shares reinvested	-	-	3,499	24,811
Shares redeemed	(25,772)	(183,235)	(49,743)	(353,311)
Net Increase (Decrease)	(24,834)	$ (176,635)	(36,103)	$ (255,700)

Note 8. Options

Value Fund

As of December 31, 2016, the Value Fund held put options valued at $12,000.

Transactions in put options purchased during the six months ended December 31, 2016, were as follows:

	Number of Contracts	Premiums Paid

Options outstanding at June 30, 2016	-	$ -
Options purchased	50,200	5,433
Options expired	(20,000)	(200)
Options terminated	-	-
Options outstanding at December 31, 2016	30,200	$ 5,233

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2016, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Loss		Change in Unrealized
Written and	on Options	$ (203)	Appreciation/(Depreciation)	$6,767
Purchased			on Options

Baldwin Fund

As of December 31, 2016, the Baldwin Fund had outstanding written call options valued at $219,636.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Transactions in written call options during the six months ended December 31, 2016, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2016	413	$ 233,447
Options written	882	155,619
Options exercised	(464)	(181,441)
Options expired	(312)	(30,137)
Options terminated in closing purchase transaction	(201)	(40,812)
Options outstanding at December 31, 2016	318	$ 136,676

As of December 31, 2016, the Baldwin Fund held put options valued at $136,652.

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$219,636	Investments in Securities	$136,652

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2016, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Gain (Loss)		Change in Unrealized
Written and	on Options	$(119,201)	Appreciation/(Depreciation)	$(95,287)
Purchased			on Options

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Note 9. Investment Transactions

For the six months ended December 31, 2016, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $1,613,403 and $8,774,257, respectively. Purchases and sales of U.S. Government obligations aggregated $2,994,420 and $0, respectively. Purchases and sales of securities sold short aggregated $23,073 and $23,379, respectively. Purchases and sales of options for the Value Fund aggregated $5,433 and $0, respectively.

For the six months ended December 31, 2016, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $3,621,339 and $4,400,026, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $242,049 and $132,365, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $200,173 and $154,216, respectively.

Note 10. Tax Matters

As of December 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 2,050,798	$ 213,556
Gross unrealized depreciation on investment securities	(534,680)	(308,835)
Net unrealized appreciation (depreciation) on investment securities	$ 1,516,118	$ (95,279)

Cost of investment securities, including short-term investments *	$ 26,348,488	$ 2,922,027

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2016 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Value Fund	Baldwin Fund

Unrealized appreciation (depreciation)

                           $1,998,322

     $ (188,798)

Deferral of Post December ordinary loss**                           (140,089)

        (1,021)

Deferral of Post October loss

**

                            (28,440)            (58,169)

Accumulated realized gains

                                  69,298

       -

Capital loss carry forwards: +

   No expiration:

         Short-term

                           -

          (521,566)

         Long-term

                           -                (124,495)

Total Distributable earnings

                           $1,899,091

     $   (894,049)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

**These deferrals are considered incurred in the subsequent year.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

+ The capital loss carry forward will be used to offset any capital gains realized by the Baldwin Fund in future years through the indefinite expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the six months ended December 31, 2016 and year ended June 30, 2016 were as follows:

Value Fund
Periods Ended	$ Amount	Tax Character
Investor Class
12/31/2016	$ 195,694	Short-term capital gain
12/31/2016	$ 321,691	Long-term capital gain
6/30/2016	$ 494,433	Ordinary income
6/30/2016	$ 903,291	Long-term capital gain

Class C
12/31/2016	$ 38,568	Short-term capital gain
12/31/2016	$ 63,400	Long-term capital gain
6/30/2016	$ 95,482	Ordinary income
6/30/2016	$ 174,439	Long-term capital gain

Institutional Class
12/31/2016	$ 74,307	Short-term capital gain
12/31/2016	$ 122,149	Long-term capital gain
6/30/2016	$ 169,641	Ordinary income
6/30/2016	$ 309,922	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
6/30/2016	$ 29,699	Ordinary income

For the year ended June 30, 2016, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Ordinary Income	$ 759,556	$23,466
Realized Gains	$1,387,652	$ -
Return of Capital	$ -	$ 6,233
Total Distributions Paid	$2,147,208	$29,699

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 11. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2016, NFS, LLC owned approximately 88% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2016, NFS, LLC owned approximately 65% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 12.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 13. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

  Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2016 through December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$983.62	$7.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,000.23	$11.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,004.75	$6.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Leigh Baldwin

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,004.28	$8.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2016 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey, 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 37	Trustee since June 2004.	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012.	2	None
Hemanshu Patel 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 32	Trustee since January 2010.	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016.	2	None
Andrea Nitta 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 34	Trustee since January 2010.	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015.	2	None

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 35	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 47	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present.	N/A	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2016 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 13, 2017